Note 7 - Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES
(In Thousands)
	December 31
	2015	2014

Finished goods	$3,080	$2,686
Work-in-process	1,847	1,405
Raw materials	4,735	4,551

	$9,662	$8,642